MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended		142 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			9 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 31, 2010 Columbus Project [Member] D	Feb. 29, 2008 Columbus Project [Member]	Feb. 20, 2008 Columbus Project [Member]	Feb. 19, 2008 Columbus Project [Member]	Jul. 31, 2011 Red Mountain Project [Member]	Dec. 31, 2012 Red Mountain Project [Member]	Jul. 20, 2011 Red Mountain Project [Member]	Jul. 31, 2011 Red Mountain Project [Member] Qualifying Expenditures [Member]	Jul. 31, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jul. 20, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Sep. 30, 2012 Reclamation bonds [Member]	Sep. 30, 2011 Reclamation bonds [Member]	Dec. 31, 2011 Reclamation bonds [Member]	Sep. 30, 2012 Reclamation and remediation activities [Member]	Dec. 31, 2011 Reclamation and remediation activities [Member]	Dec. 31, 2012 DDB Claims [Member]	Dec. 31, 2012 DDB Claims [Member] Scenario, Adjustment [Member]	Jul. 20, 2011 Maximum [Member] Red Mountain Project [Member]	Jul. 20, 2011 Minimum [Member] Red Mountain Project [Member]
Mineral Property, Interest Held						100.00%	15.00%		30.60%				100.00%								29.40%	0.10%
Net Smelter Return Royalty Percentage								5.00%	5.00%										2.00%
Stock Issued During Period, Shares, Acquisitions					10,440,087
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued					5,220,059
Equity Issuance, Per Share Amount					$ 2.39
Payments to Acquire Property, Plant, and Equipment	$ 252,843	$ 118,558	$ 4,947,158					$ 600,000			$ 2,000								$ 180,080	$ 180,000
Payments to Acquire Other Property, Plant, and Equipment												200,000							10	80
Consecutive trading days				20
Other Commitment																			400,000
Mineral Property, Shares Issued, Value												3,800,000
Trading Days												20
Closing Price Over Exercise Price				150.00%
Cash bonding														40,000
Restricted Investments														1,186,681		1,193,567
Exceeded bonding requirements														36,681		43,567
Other Comprehensive Income (Loss), Tax	2,596	(13,887)												(7,413)	39,674
Asset Retirement Obligation																	672,338	572,338
Payment to Maintain Buyout										8,000
Payments for Rent																			$ 220,000